Operating Leases - Minimum Contractual Future Revenues (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Minimum contractual future revenues
2025	$ 316,989
2026	245,353
2027	156,374
2028	75,494
2029	42,007
2030 and thereafter	34,210
Total	$ 870,427